MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund
MainStay Cornerstone Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 16 of the Prospectus and in the "Alternative Sales Arrangements" section on page 63 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Cornerstone Growth Fund	Investor Class		Class A		Class B	Class C	Class I	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Cornerstone Growth Fund		Investor Class	Class A	Class B	Class C	Class I	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.63%	0.37%	0.63%	0.63%	0.37%	0.47%
Total Annual Fund Operating Expenses	[2]	1.58%	1.32%	2.33%	2.33%	1.07%	1.42%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.675% on assets from $500 million to $1 billion; and 0.65% on assets over $1 billion.
[2]	Effective upon completion of the reorganization of the Keystone Large Cap Growth Fund, a series of Keystone Mutual Funds, with and into the Fund, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class A and Class I shares of the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.34%; and Class I, 1.09%. This agreement will be in effect for a two-year period, unless extended by New York Life Investments and approved by the Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Cornerstone Growth Fund (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R2
Expense Example, with Redemption, 1 Year	702	677	736	336	109	145
Expense Example, with Redemption, 3 Years	1,021	945	1,027	727	340	449
Expense Example, with Redemption, 5 Years	1,363	1,234	1,445	1,245	590	776
Expense Example, with Redemption, 10 Years	2,325	2,053	2,479	2,666	1,306	1,702

Expense Example, No Redemption MainStay Cornerstone Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	236	236
Expense Example, No Redemption, 3 Years	727	727
Expense Example, No Redemption, 5 Years	1,245	1,245
Expense Example, No Redemption, 10 Years	2,479	2,666

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 114%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies, the prospective earnings growth of which, in the opinion of Cornerstone Capital Management, LLC, the Fund's Subadvisor, is not fully appreciated by the market or reflected in current market valuations. The Subadvisor also looks for companies it believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth  potential. U.S. companies are companies organized in the U.S. that trade primarily on U.S. securities markets. The Fund may also invest in foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large-capitalization growth companies. Large-capitalization growth companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index (which ranged from $220.32 million to $623.60 billion as of August 31, 2012). The Fund generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Investment Process. Normally, the Fund holds between 35 and 55 securities. The
25 most highly regarded of these companies, in the Subadvisor's opinion, usually constitute approximately 70% or more of the Fund's net assets. Notwithstanding this focus, the Fund has no policy to concentrate in securities of issuers in a particular industry or group of industries. Although the Fund does not have a policy to concentrate its investments in any one industry, a large portion of its assets has historically been in technology companies which the Subadvisor believes offer strong growth potential.

During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio.
Through this process, the Subadvisor tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Subadvisor uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by utilizing a buy low, sell high discipline.
Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares. Additionally, during periods of market stress, a company's access to adequate financing may be impaired, requiring it to raise capital on terms which could dilute the value of the Fund's investment.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Technology Stock Risk: The Fund may focus its investments in technology companies.
Technology companies are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and life of the Fund compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Indexas its primary benchmark. The Russell
1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the S&P 500® Index as its secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance figures for Class A and Class I shares reflect the historical performance of the Class A and Class I shares of the Keystone Large Cap Growth
Fund (the predecessor to the Fund, which was subject to a different fee structure), for periods prior to January 11, 2013. Performance data for the classes varies based on differences in their fee and expense structures and the length of time these share classes have been offered. The Fund commenced operations, and Class
A shares were first offered, on August 7, 2006. Class I shares were first offered on November 2, 2009. Investor Class shares, Class B shares, Class C shares and
Class R2 shares were first offered on January 14, 2013 and include the historical performance of Class A shares through January 11, 2013.

Performance information for Investor Class shares, Class B shares, Class C shares and Class R2 shares have been adjusted for differences in fees and expenses.
Unadjusted, the performance for the newer classes might have been different. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class A Shares (by calendar year 2007-2011)

Best Quarter 3Q/10 18.72% Worst Quarter 4Q/08 -20.96% As of September 15, 2012, the Class A shares of the Fund had a year-to-date return 20.80%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MainStay Cornerstone Growth Fund	Label	1 Year	5 Years	Since Inception
Investor Class	Return Before Taxes Investor Class	(5.97%)	0.67%	2.91%
Class A	Return Before Taxes Class A	(5.97%)	0.67%	2.91%
Class A After Taxes on Distributions	Return After Taxes on Distributions Class A	(6.70%)	(0.03%)	2.21%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares Class A	(2.99%)	0.28%	2.19%
Class B	Return Before Taxes Class B	(6.18%)	0.66%	3.05%
Class C	Return Before Taxes Class C	(2.23%)	1.05%	3.21%
Class I	Return Before Taxes Class I	(0.25%)		11.00%
Class R2	Return Before Taxes Class R2	(0.60%)	1.71%	3.89%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)	2.64%	2.50%	4.57%
S&P 500®Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	1.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.